Janus Henderson Absolute Return Income Opportunities Fund Investment Strategy - Class A C S I N R T Shares [Member] - Janus Henderson Absolute Return Income Opportunities Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. For purposes of this 80% policy, the term bonds refers to a variety of fixed-income securities and instruments, and includes, but is not limited to, such investments as government notes and bonds, corporate bonds, commercial paper, commercial and residential mortgage-backed securities, asset-backed securities, fixed rate notes, floating rate securities, and derivatives such as forwards, swap agreements, futures contracts, and options that provide exposure to various fixed-income instruments (“Fixed-Income Instruments”). The Fund may invest a significant portion of its assets in certain types of Fixed-Income Instruments, including mortgage-backed securities. In pursuing its investment objective, the Fund will have exposure to investments that are economically tied to a number of countries throughout the world. The Fund employs an “absolute return” strategy, which means that the Fund benchmarks itself to an index of cash instruments, rather than a fixed-income index. In pursuing this strategy, the Fund seeks to achieve positive returns that exceed its additional benchmark index in a variety of market environments. The Fund seeks value across sectors and geographies using a wide range of instruments to capitalize on investment opportunities to maximize current income, while at the same time seeking to provide low volatility. The Fund seeks to take advantage of market mispricings and dislocations caused by structural inefficiencies in the fixed-income market. For example, portfolio management may favor investments in smaller countries or regions that tend to be underrepresented in fixed-income indices that are more heavily focused on the United States or other larger regions globally. Portfolio management uses research which encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models. A position may be sold if it reaches its total return target, if the investment thesis for owning it changes, or to limit potential losses. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio. The Fund’s average portfolio duration may range from negative two years to plus four years. As of June 30, 2025, the Fund’s average portfolio duration was 1.10 years. The Fund may invest in securities of varying maturities, although the Fund’s average portfolio maturity is generally less than five years. While the Fund primarily invests in investment-grade debt securities, it may invest up to 25% of its assets in high-yield bonds (also known as “junk” bonds). The Fund may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest in foreign debt securities. At times, the Fund may invest a substantial amount of its assets in foreign debt issuers located in a single region. The Fund will normally limit its foreign currency exchange exposure to 15% of its total assets. The Fund may limit its foreign currency exchange exposure by hedging through the use of forward contracts, cross-currency swaps, currency futures, and options. The Fund may invest in cash or cash equivalents such as short-term government bonds, repurchase agreements, and other short-duration fixed-income securities. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities. The Fund may invest in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may utilize interest rate futures, interest rate swaps, index credit default swaps, options, and currency forwards for various investment purposes, such as to manage or hedge portfolio risk, enhance return, or manage duration. The Fund may engage in short sales of derivatives instruments such as options, futures, and swaps.